Net Loss Per Share Attributable To Ordinary Shareholders	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss per share attributable to ordinary shareholders
17.
Net loss per share attributable to ordinary shareholders

Basic and diluted net loss per share for each of the year presented were calculated as follows. The Group had share options and non-vested restricted share units (Note 16) which could potentially dilute basic earnings per ordinary share in the future. The calculation of diluted net loss per share does not include the effect of share options and non-vested restricted share units shares as the effect of the inclusion was anti-dilutive.

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss	(816,547)	(2,467,937)	(156,250)
Accretion to convertible redeemable preferred shares redemption value	(508,627)	—	—
Net loss attributable to ordinary shareholders of the Company	(1,325,174)	(2,467,937)	(156,250)
Denominator:
Weighted average number of ordinary shares used in computing basic and diluted loss per ordinary share (note)	96,306,113	162,819,410	162,160,835
Net loss per ordinary share basic and diluted	(13.76)	(15.16)	(0.96)

Note: The vested but not exercised share options and RSUs with nominal exercise price were included in the weighted average number of ordinary shares for the purpose of calculating basic loss per ordinary share.

As of December 31, 2021, 2022 and 2023, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	2021	2022	2023
Share Options	17,942,271	16,960,117	13,881,531
Non-vested restricted share units	16,500	55,500	30,000
Total	17,958,771	17,015,617	13,911,531